Acquisition of Midatech Pharma US, Inc. (Details Narrative) £ / shares in Units, £ in Thousands			1 Months Ended	12 Months Ended
		Dec. 04, 2015 GBP (£) £ / shares	Dec. 31, 2015 GBP (£) shares yr £ / shares	Dec. 31, 2017 shares yr £ / shares	Dec. 31, 2016 GBP (£) shares yr £ / shares	Dec. 31, 2015 shares yr £ / shares	Dec. 31, 2014 shares
Statement Line Items [Line Items]
Number of share options outstanding | shares			1,232,294	4,529,894	3,289,394	1,232,294	1,282,694
Risk-free rate				0.73%
Volatility rate	[1]			42.50%	40.00%
Bottom of range [Member]
Statement Line Items [Line Items]
Risk-free rate					0.63%
Top of range [Member]
Statement Line Items [Line Items]
Risk-free rate					0.74%
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired		100.00%
Revenue | £			£ 502
Net loss | £			£ 238
Revenue of combined entity | £					£ 3,670
Profit (loss) of combined entity | £					£ 19,340
Acquisition related costs | £		£ 2,770
Additional cash consideration					up to a maximum of £3.85m/$5.7m
Number of share options outstanding | shares			721,000	134,670	300,728	721,000
Weighted average exercise price			£ 7.62	£ 6.69	£ 7.19	£ 7.62
Weighted average remaining contractual life | yr			8.5	6.7	7.7	8.5
Volatility rate				42.50%
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | Bottom of range [Member]
Statement Line Items [Line Items]
Weighted average exercise price			£ 2.54	£ 2.54	£ 2.54	£ 2.54
Risk-free rate				0.00%	0.00%	0.63%
Volatility rate					60.00%	59.00%
Expected life				3 months 18 days	10 months 18 days	1 year 11 months 4 days
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | Top of range [Member]
Statement Line Items [Line Items]
Weighted average exercise price			£ 770.59	£ 644.12	£ 770.59	£ 770.59
Risk-free rate				1.08%	1.14%	1.81%
Volatility rate					77.00%	79.00%
Expected life				7 years 9 months 18 days	8 years 10 months 18 days	8 years 7 months 6 days
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | Warrant [Member]
Statement Line Items [Line Items]
Acquisition exchange ratio		£ 0.272
Share issued price per share (in dollars per share)		£ 0.272
Number of share options outstanding | shares			3,034,437	2,528,455	3,017,773	3,034,437
Weighted average exercise price			£ 9.67	£ 7.45	£ 9.44	£ 9.67
Weighted average remaining contractual life | yr			3.1	1.4	2.1	3.1
Volatility rate				42.50%
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | Warrant [Member] | Bottom of range [Member]
Statement Line Items [Line Items]
Weighted average exercise price			£ 3.06	£ 3.05	£ 3.06	£ 3.06
Risk-free rate				0.00%	0.00%	0.44%
Volatility rate					60.00%	59.00%
Expected life				1 month 26 days	1 month 26 days	1 month 26 days
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | Warrant [Member] | Top of range [Member]
Statement Line Items [Line Items]
Weighted average exercise price			£ 164.71	£ 24.08	£ 27.58	£ 164.71
Risk-free rate				0.71%	0.71%	1.63%
Volatility rate					66.00%	79.00%
Expected life				4 years 10 months 24 days	5 years 11 months 24 days	7 years

[1]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.